Bank Premises and Equipment - Summary of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Bank Premises and Equipment [Abstract]
Total bank premises and equipment	$ 139,722	$ 140,261
Accumulated depreciation and amortization	(99,015)	(106,479)
Total	40,707	33,782
Land [Member]
Bank Premises and Equipment [Abstract]
Total bank premises and equipment	2,856	2,651
Buildings [Member]
Bank Premises and Equipment [Abstract]
Total bank premises and equipment	43,454	37,103
Furniture, Fixtures and Equipment [Member]
Bank Premises and Equipment [Abstract]
Total bank premises and equipment	56,547	64,059
Leasehold Improvements [Member]
Bank Premises and Equipment [Abstract]
Total bank premises and equipment	$ 36,865	$ 36,448